SCHEDULE OF AMORTIZED COST OF THE CONVERTIBLE NOTE (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Convertible Note Principal- Issued in November 2024	$ 1,851,000	$ 575,000
Convertible Note Interest Adjustment	(135,715)
Fair value adjustment for Pre-Delivery Shares related to the issuance of Convertible Note	(846,360)
Total	$ 868,925